Property and Equipment (Detail: Text Values) € in Millions	Dec. 31, 2017 EUR (€)
Property and Equipment [Abstract]
Carrying value of items of property and equipment on which there is a restriction on sale	€ 40
Commitments for the acquisition of property and equipment	€ 41